Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of income taxes majorly pertains

	Year Ended March 31,
	2025	2024
United States	$956	$(309)
India	(8,175)	3,095
Cayman Islands	3,745	13,330
UAE	(1,064)	(25)
Singapore	(18,701)	2,957
Mexico	572	79
Total	$(22,667)	$19,127

Schedule of provision for income taxes

	Year Ended March 31,
	2025	2024
Current tax provision	$1,037	$2,589
Deferred tax benefit	(2,109)	(718)
Provision for Income Taxes	$(1,072)	$1,871

Schedule of income tax expense

	Year Ended March 31,
	2025	2024
(Loss) / income from operations	$(1,072)	$1,871
Other comprehensive income
Unrecognized actuarial (loss) / gain on defined employee benefit plan obligations	(35)	4
Total	$(1,107)	$1,875

Schedule of income tax rate

	Year Ended March 31,
	2025	2024
(Loss) / income before income tax expense	$(22,667)	$19,127

Income tax expense at tax rates applicable to the Company (i.e., 0%)	-	-

Increase (decrease) in income taxes resulting from:
Non-deductible expenses	812	383
Non-taxable income	-	-
Reversal of deferred tax asset / liability	-	7
Valuation allowance	2,871	-
Tax of earlier year	270	221
True down / up	(85)	78
Loss / (income) taxed at different tax rate	(4)	2
Adjustments for change in rates due to different tax jurisdiction	(4,931)	1,254
Set off against brought forward losses	(76)	(60)
GILTI inclusion	113	42
Foreign Dividends gross-up and additional employee deduction for employee hired-80JJA	2	-
FTC Claim	(100)	-
Others	56	(56)
Provision for income tax	$(1,072)	$1,871
Effective tax rate	4.73%	9.78%

Schedule of deferred taxes

	As of March 31,
	2025					2024
	India	Singapore	USA	UAE	Mexico	India	Singapore	USA	UAE	Mexico
Deferred tax assets:
Property and equipment	541	-	-	-	-	271	-	-	-	1
Gratuity	605	-	-	-	-	479	-	-	-	-
Trade Payables	-	178	-	-	-	-	-	-	-	-
Compensated absences	612	-	-	-	-	660	-	-	-	-
Expenses allowed on payment basis / upon deposit of withholding taxes under section 43B / 40(a)(ia) of Indian Income Tax Act, 1961	83	-	-	-	-	-	-	-	-	-
Net operating losses	1,245	2,597	-	96	-	30	-	-	-	-
Finance lease	-	-	-	-	-	-	-	-	-	-
Intangible assets under development	(5)	-	-	-	-	4	-	-	-	-
Provision for expenses	906	-	58	-	90	288	61	37	-	90
Operating lease liabilities	2,413	-	-	-	-	1,879	-	-	-	-
Others	2	-	-	-	-	76	-	-	-	-
Deferred tax asset before valuation allowance	6,402	2,775	58	96	90	3,687	61	37	-	91
Valuation Allowance	-	(2,775)	-	(96)	-	-	-	-	-	-
Deferred tax asset, net of valuation allowance	6,402	-	58	-	90	3,687	61	37	-	91

	As of March 31,
	2025					2024
	India	Singapore	USA	UAE	Mexico	India	Singapore	USA	UAE	Mexico
Deferred tax liabilities:
Investments	(192)	-	-	-	-	(139)	-	-	-	-
Property and equipment	-	-	(1)	-	(3)	-	-	(3)	-	-
Operating right-of-use assets	(2,306)	-	-	-	-	(1,784)	-	-	-	-
Unbilled Revenue	-	-	-	-	(91)
Others	(32)	-	-	-		(33)	-	-	-	(76)
Deferred tax liability	(2,530)	-	(1)	-	(94)	(1,956)	-	(3)	-	(76)
Net deferred tax asset (liability)	3,872	-	57	-	(4)	1,731	61	(34)	-	15

Components of deferred taxes

	As of March 31,
Classified as	2025	2024
Deferred tax assets non-current	$4,064	$1,933
Deferred tax liabilities non-current	139	92
	$3,925	$1,841